Plant and Equipment (Details) (USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Plant and equipment, at cost	$ 6,748,227,000	$ 6,159,986,000
Accumulated depreciation	(3,235,838,000)	(2,956,163,000)
Plant and equipment at cost, less depreciation	3,512,389,000	3,203,823,000	2,979,200,000
Depreciation expense	374,000,000	361,700,000	361,100,000
Business Transformation Project [Member] | Computer Hardware and Software [Member]
Plant and equipment, at cost	356,200,000	181,500,000
Land [Member]
Plant and equipment, at cost	348,168,000	322,626,000
Building and Improvements [Member]
Plant and equipment, at cost	3,227,340,000	2,982,524,000
Estimated useful lives-minimum	10
Estimated useful lives-maximum	30
Fleet and Equipment [Member]
Plant and equipment, at cost	2,275,007,000	2,153,531,000
Estimated useful lives-minimum	3
Estimated useful lives-maximum	10
Computer Hardware and Software [Member]
Plant and equipment, at cost	$ 897,712,000	$ 701,305,000
Estimated useful lives-minimum	3
Estimated useful lives-maximum	7